Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
TOTAL REVENUE		$ 23,187,800	$ 39,366,209
TOTAL COST OF REVENUE		22,975,817	38,140,063
GROSS PROFIT		211,983	1,226,146
General and administrative expenses		2,159,899	1,717,555
Total operating expenses		2,159,899	1,717,555
LOSS FROM OPERATIONS		(1,947,916)	(491,409)
OTHER INCOME:
Bank interest income		20,878	39,076
Other income		1,468,587	6,374
Exchange gain		43,253	335
Total other income		1,532,718	45,785
LOSS BEFORE INCOME TAX		(415,198)	(445,624)
INCOME TAX
NET LOSS		(415,198)	(445,624)
LESS: (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST		1,610	(2,916)
NET LOSS AND TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO PS INTERNATIONAL GROUP LTD.		$ (416,808)	$ (442,708)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING*:
Basic (in Shares)	[1]	3,247,117	2,500,000
Diluted (in Shares)	[1]	3,247,117	2,500,000
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic (in Dollars per share)		$ (0.13)	$ (0.18)
Diluted (in Dollars per share)		$ (0.13)	$ (0.18)
Revenues
TOTAL REVENUE		$ 23,124,641	$ 39,291,001
Related Parties
TOTAL REVENUE		63,159	75,208
TOTAL COST OF REVENUE		499,718	1,522,111
Cost of Revenue
TOTAL COST OF REVENUE		$ 22,476,099	$ 36,617,952

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.